Liquidity (Details Narrative) - USD ($)		12 Months Ended
	Apr. 22, 2024	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
[custom:WorkingCapital-0]		$ 26,410,000	$ 26,000,000.0
Cash Equivalents, at Carrying Value		66,686
Net preoceeds pubic offering	$ 600,000
Net preoceeds pubic offering		0	600,000
Realization of account receivable		1,900,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	1,500,000
Shares price	$ 4.00
Net preoceeds pubic offering	$ 4,300,000
Net preoceeds pubic offering	$ 600,000	$ 0	$ 600,000